Pioneer Variable Contracts Trust
Pioneer Real Estate Shares

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 97.3% of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 94.0%
3,280	American Assets Trust, Inc.	$ 124,279
3,920	Apartment Income REIT Corp.	209,563
27,304	Apple Hospitality REIT, Inc.	490,653
3,140	AvalonBay Communities, Inc.	779,882
3,483	Boston Properties, Inc.	448,610
29,834	Brixmor Property Group, Inc.	770,015
4,462	Camden Property Trust	741,584
1,316	Centerspace	129,126
5,866	EastGroup Properties, Inc.	1,192,440
4,141	EPR Properties	226,554
796	Equinix, Inc.	590,329
7,258(a)	Equity Commonwealth	204,748
5,390	Extra Space Storage, Inc.	1,108,184
2,476	First Industrial Realty Trust, Inc.	153,289
10,033	Gaming and Leisure Properties, Inc.	470,849
8,369	Gladstone Land Corp.	304,799
9,817	Global Net Lease, Inc.	154,421
5,831	Healthcare Trust of America, Inc., Class A	182,743
18,565	Independence Realty Trust, Inc.	490,859
12,225	Invitation Homes, Inc.	491,200
6,812	Iron Mountain, Inc.	377,453
10,052	Kilroy Realty Corp.	768,174
33,456	Kimco Realty Corp.	826,363
11,348	Kite Realty Group Trust	258,394
5,205	Life Storage, Inc.	730,938
4,601	MGM Growth Properties LLC, Class A	178,059
4,746	Mid-America Apartment Communities, Inc.	994,050
14,935	National Storage Affiliates Trust	937,321
7,370	NexPoint Residential Trust, Inc.	665,585
15,268	Prologis, Inc.	2,465,477
2,581	Public Storage	1,007,313
11,520	Rexford Industrial Realty, Inc.	859,277
10,106	RPT Realty	139,160
1,987(a)	Ryman Hospitality Properties, Inc.	184,334
5,268	Sabra Health Care REIT, Inc.	78,440
3,644	Simon Property Group, Inc.	479,405
2,079	Sun Communities, Inc.	364,428
15,854	UDR, Inc.	909,544
10,389	Ventas, Inc.	641,625
11,804	Welltower, Inc.	1,134,837
	Total Equity Real Estate Investment Trusts (REITs)	$23,264,304
	Hotels, Restaurants & Leisure — 1.7%
625(a)	Airbnb, Inc., Class A	$ 107,350
2,182	Choice Hotels International, Inc.	309,320
	Total Hotels, Restaurants & Leisure	$416,670

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Real Estate Management & Development — 1.6%
2,548(a)	Howard Hughes Corp.	$ 263,999
8,161	Newmark Group, Inc., Class A	129,923
	Total Real Estate Management & Development	$393,922
	Total Common Stocks (Cost $17,243,556)	$24,074,896

	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Open-End Fund — 3.1%
775,109(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 775,109
		$775,109
	TOTAL SHORT TERM INVESTMENTS (Cost $775,109)	$775,109
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $18,018,665)	$24,850,005
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(92,299)
	net assets — 100.0%	$24,757,706

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$24,074,896	$—	$—	$24,074,896
Open-End Fund	775,109	—	—	775,109
Total Investments in Securities	$24,850,005	$—	$—	$24,850,005
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
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